Document and Entity Information	Sep. 21, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	BERKLEY W R CORP
Amendment Flag	false
Entity Central Index Key	0000011544
Document Type	8-K
Document Period End Date	Sep. 21, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-15202
Entity Tax Identification Number	22-1867895
Entity Address, Address Line One	475 Steamboat Road
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(203)
Local Phone Number	629-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.20 per share
Trading Symbol	WRB
Security Exchange Name	NYSE
M 5.625 Subordinated Debentures Due 2053 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% Subordinated Debentures due 2053
Trading Symbol	WRB-PB
Security Exchange Name	NYSE
M 5.9 Subordinated Debentures Due 20562 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.9% Subordinated Debentures due 2056
Trading Symbol	WRB-PC
Security Exchange Name	NYSE
M 5.75 Subordinated Debentures Due 20561 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.75% Subordinated Debentures due 2056
Trading Symbol	WRB-PD
Security Exchange Name	NYSE
M 5.70 Subordinated Debentures Due 2058 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.70% Subordinated Debentures due 2058
Trading Symbol	WRB-PE
Security Exchange Name	NYSE
M 5.10 Subordinated Debentures Due 2059 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.10% Subordinated Debentures due 2059
Trading Symbol	WRB-PF
Security Exchange Name	NYSE